Loans (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($) Executiveofficer	Dec. 31, 2017 USD ($) Executiveofficer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 283,339,000	$ 263,973,000
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Executiveofficer	1	2
Financing receivable, recorded Investment, nonaccrual status	$ 55,000	$ 153,000
Financing Receivable, Modifications, Number of Contracts | Executiveofficer	1	1
Mortgage Loans on Real Estate, Foreclosures	$ 55,000	$ 37,000
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Executiveofficer	1
Financing receivable, recorded Investment, nonaccrual status	$ 45,000
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 221,602,000	$ 206,894,000
Percentage of portfolio loans	78.20%	78.30%
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 16,766,000	$ 17,127,000
Percentage of portfolio loans	5.90%	6.50%
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 10,241,000	$ 10,650,000
Percentage of portfolio loans	3.60%	4.00%
Maximum adjustable rate loans term	20 years
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 4,898,000	$ 10,750,000
Percentage of portfolio loans	1.70%	4.10%
Additional unadvanced portion of loans	$ 4,400,000	$ 5,900,000
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 22,492,000	$ 14,803,000
Percentage of portfolio loans	7.90%	5.60%
Maximum adjustable rate loans term	15 years
Maximum loan to value ratio	80.00%
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 7,290,000	$ 3,679,000
Percentage of portfolio loans	2.60%	1.40%
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 50,000	$ 70,000
Percentage of portfolio loans	0.10%	0.10%